Significant accounting policies (Tables)	12 Months Ended
Mar. 28, 2015
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 5 years
Molds	2 – 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 28, 2015, March 29, 2014 and March 30, 2013:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands, except per share data)
Basic (loss) income per common share computation:
Numerator:
Net (loss) income	$(8,632)	$(5,801)	$1,513
Denominator:
Weighted-average common shares outstanding	17,937	16,617	13,538
(Loss) income per common share	$(0.48)	$(0.35)	$0.11
Diluted (loss) income per common share computation:
Numerator:
Net (loss) income	$(8,632)	$(5,801)	$1,513
Denominator:
Weighted-average common shares outstanding	17,937	16,617	13,538
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	—	—	6

Weighted-average common shares outstanding – diluted	17,937	16,617	13,544
Diluted (loss) income per common share	$(0.48)	$(0.35)	$0.11